Loans and Allowance for Credit Losses - Summary of Credit Exposure by Portfolio Segment and Class of Receivable (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment [Line Items]
Nonperforming energy credit transferred to the HFS category at the lower of cost or market value		$ 9,397	$ 309,415	$ 318,868	$ 19,400
Energy Sector
Financing Receivable Recorded Investment [Line Items]
Nonperforming energy credit transferred to the HFS category at the lower of cost or market value	$ 9,900